Employee benefits (Details 7) - Parent Company Gratuity plan [Member]	Mar. 31, 2018	Mar. 31, 2017
Funds managed by Insurers [Member]
Disclosure of defined benefit plans [line items]
Percentage of Weighted average asset allocation	99.00%	99.00%
Others [Member]
Disclosure of defined benefit plans [line items]
Percentage of Weighted average asset allocation	1.00%	1.00%